PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Composition of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Abstract]
Cash	$ 1,308	$ 1,230
Equity instruments	33,559	29,645
Fixed income instruments	23,514	19,180
Real estate investment trusts	1,935	1,801
Plan assets, at fair value	$ 60,316	$ 51,856